Property, Plant and Equipment - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	[1]	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment loss	$ 4,510	¥ 30,173,000	¥ 20,845,000	[1]	¥ 3,297,000
Property, plant and equipment piedged to secure bank facilities			82,700,000				¥ 0
Carrying value of property, plant and equipment held under finance leases	$ 100		100,000				¥ 100,000
Additions of property, plant and equipment under finance leases		¥ 0	¥ 0

[1]	Restated